Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

(“Fund”)

Supplement dated January 30, 2019

to the Fund’s Class A, Class C, Class I, Class R, Class R6, Class T and Class W

shares Prospectus dated February 28, 2018

(the “Prospectus”)

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

1.	The second sentence in the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T, and $0.040 per share for Class W shares for 2019 based on annual payment rates of 5.60% for Class A shares, 4.85% for Class C shares, 5.91% for Class I shares, 5.35% for Class R shares, 5.91% for Class R6 shares, 5.60% for Class T shares, and 5.85% for Class W shares.

Voya Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

(“Fund”)

Supplement dated January 30, 2019

to the Fund’s Class A, Class C, Class I, Class R, Class R6, Class T and Class W

shares Prospectus dated February 28, 2018

(the “Prospectus”)

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

1.	The second sentence in the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T, and $0.040 per share for Class W shares for 2019 based on annual payment rates of 5.60% for Class A shares, 4.85% for Class C shares, 5.91% for Class I shares, 5.35% for Class R shares, 5.91% for Class R6 shares, 5.60% for Class T shares, and 5.85% for Class W shares.